Form N-1A Supplement	Jul. 22, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
ETF Opportunities Trust

T-REX 2X Long AVAV Daily Target ETF (AVUP)
T-REX 2X Long AFRM Daily Target ETF (AFU)
T-REX 2X Long ACHR Daily Target ETF (ACHU)
T-REX 2X Long AUR Daily Target ETF (AURL)
T-REX 2X Long AXON Daily Target ETF (AXYO)
T-REX 2X Long B Daily Target ETF (GLDU)
T-REX 2X Long BBAI Daily Target ETF (BBUP)
T-REX 2X Long BKNG Daily Target ETF (BKNU)
T-REX 2X Long CVNA Daily Target ETF (CVNU)
T-REX 2X Long CEG Daily Target ETF (CEGU)
T-REX 2X Long DDOG Daily Target ETF (DOGU)
T-REX 2X Long WGS Daily Target ETF (WGSU)
T-REX 2X Long DNA Daily Target ETF (DNUP)
T-REX 2X Long KTOS Daily Target ETF (KTUP)
T-REX 2X Long OKLO Daily Target ETF (OKUP)
T-REX 2X Long QUBT Daily Target ETF (QBTU)
T-REX 2X Long RXRX Daily Target ETF (RXUP)
T-REX 2X Long TEM Daily Target ETF (TEMM)
T-REX 2X Long TTD Daily Target ETF (TTDU)
T-REX 2X Long UPXI Daily Target ETF (PXIU)
T-REX 2X Long UPST Daily Target ETF (UPUP)
T-REX 2X Long SOUN Daily Target ETF (SNDU)
T-REX 2X Long SMLR Daily Target ETF (SEMU)
T-REX 2X Long GLXY Daily Target ETF (GLXU)
T-REX 2X Long DUOL Daily Target ETF (DULU)
(each a “Fund”)
Exchange: Cboe BZX Exchange, Inc.
Supplement dated January 22, 2026
to the Prospectus,
dated July 22, 2025, as supplemented from time to time